Accounts Receivable Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Accounts Receivable [Line Items]
Provision for doubtful accounts	$ 0.2	$ 0.1